FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2014
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS
31.	FAIR VALUE MEASUREMENTS

ASC subtopic 820-10 (“ASC 820-10”), Fair Value Measurements and Disclosures, establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level 1	–	Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets
Level 2	–	Include other inputs that are directly or indirectly observable in the marketplace
Level 3	–	Unobservable inputs which are supported by little or no market activity

ASC 820-10 describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach; and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

Foreign currency and commodity derivatives and interest rate swap are classified within Level 2 because they are valued using models utilizing market observable and other inputs.

The inputs used to measure the fair value of the conversion option of convertible bonds were largely unobservable, and, accordingly, the measurement was classified as Level 3. The fair value of the conversion option of convertible bonds was estimated using the binomial approach. The following assumptions were used for estimating the fair value:

	As of December 31,
	2013	2014
Underlying share price	US$2.77	US$1.10
Conversion price	US$19.125	US$19.13
Time to maturity	4.04 years	3.04 years
Risk-free rate	1.28%	1.11%
Expected volatility (Level 3 input)	84.40%	82.33%
Comparable yield to maturity	10.55%	4.50%

Underlying share price is calculated based on the closing price of the Company’s ADS as listed on NASDAQ on December 31, 2013 and 2014, respectively. The conversion price is the initial conversion price of the convertible bonds. Time to maturity is the remaining years from balance sheet date to January 15, 2018, the maturity date of the convertible bonds. The risk-free rate is derived from the United States Treasury zero coupon risk-free rates with the remaining terms equal to the time to maturity as of December 31, 2013 and 2014. The Company estimates the expected volatility of its common shares based on the historical volatility of the Company’s ADS. The comparable yield to maturity is estimated based on the average yield of bonds with same credit rating of the Company with maturities close to the time to maturity as of December 31, 2013 and 2014.

Assets and liabilities measured at fair value on a recurring basis as of December 31, 2013 and 2014 are summarized below:

	Fair value measurements at December 31, 2013 using:			Total fair value at December 31, 2013
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
	(RMB’000)	(RMB’000)	(RMB’000)	(RMB’000)	(US$’000)
Cash and cash equivalents
- Time deposits	1,249,481	—	—	1,249,481	206,400
- Restricted cash	163,948	—	—	163,948	27,082

Foreign currency / interest rate swap derivatives
- Financial assets	—	26,632	—	26,632	4,399
- Financial liabilities	—	6,513	—	6,513	1,076

Conversion option of convertible bonds	—	—	14,013	14,013	2,315

	Fair value measurements at December 31, 2014 using:			Total fair value at December 31, 2014
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
	(RMB’000)	(RMB’000)	(RMB’000)	(RMB’000)	(US$’000)
Cash and cash equivalents
- Time deposits	987,327	—	—	987,327	159,128
- Restricted cash	605,182	—	—	605,182	97,538

Foreign currency / interest rate swap derivatives
- Financial assets	—	4,895	—	4,895	789
- Financial liabilities	—	4,077	—	4,077	657

Conversion option of convertible bonds	—	—	—	—	—

The following is a reconciliation of the liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the year ended December 31, 2014.

Conversion option of convertible bonds
(RMB’000)
Balance as of December 31, 2013	14,013
Repurchase	(1,876)
Unrealized loss	(12,137)

Balance as of December 31, 2014	—

The amount of realized or unrealized gain/loss is included in the consolidated statements of comprehensive loss in “Changes in fair value of conversion feature of convertible bonds.”